BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Other receivables	$ 338	$ 437
Trade receivables	1	1
CURRENT LIABILITIES
Trade payables	1
La Capital Cable
CURRENT ASSETS
Other receivables	336	433
Teledifusora San Miguel Arcngel
CURRENT LIABILITIES
Trade payables	1
Ver T.V
CURRENT ASSETS
Other receivables	2	4
Trade receivables	1	1
Related party
CURRENT ASSETS
Other receivables	4	7
Trade receivables	224	353
CURRENT LIABILITIES
Trade payables	1,986	2,359
Other Related parties
CURRENT ASSETS
Other receivables	4	7
Trade receivables	224	353
CURRENT LIABILITIES
Trade payables	$ 1,986	$ 2,359